Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jul. 03, 2011	Jun. 27, 2010
Cash flows from operating activities:
Net loss	$ (1,127,687)	$ (2,586,509)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	181,220	164,075
Amortization of the beneficial conversion feature	12,214	364,012
Deferred financing costs	3,089	173,828
Provision for doubtful accounts		(66,322)
Stock-based compensation	319,913	253,719
Change in fair value of warrant liability	(809,392)	222,085
Loss on disposal of assets		4,315
Non-cash promotion expenses	100,266	144,638
Non-cash interest payments		208,335
Increase (decrease) in cash from changes in assets and liabilities:
Accounts receivable	(16,797)	202,176
Inventories	(1,524)	(3,264)
Prepaid expenses and other current assets	(10,628)	20,562
Other assets and noncurrent liabilities	(346)	2,079
Accounts payable	(62,736)	21,373
Franchisee deposits	42,500	(11,895)
Accrued expenses and other current liabilities	72,864	9,996
Net cash used in operating activities	(1,297,044)	(876,797)
Cash flows from investing activities:
Acquisition of property and equipment	(244,036)	(37,057)
Net cash used in investing activities	(244,036)	(37,057)
Cash flows from financing activities:
Proceeds from issuance of common stock, net		53,846
Payments for financing costs	(9,461)	(52,535)
Payments on long-term debt		(407,882)
Payments on capital lease obligations	(18,971)	(30,046)
(Increased) decrease in restricted cash	(88)	20,425
Net cash used in financing activities	(28,520)	(416,192)
Decrease in cash and cash equivalents	(1,569,600)	(1,330,046)
Cash and cash equivalents - beginning of year	2,797,452	2,278,427
Cash and cash equivalents - end of period	$ 1,227,852	$ 948,381